----------------------------------------------------------------------
LIBERTY NEWPORT INTERNATIONAL EQUITY FUND              Annual Report
----------------------------------------------------------------------
October 31, 2000

                                   [GRAPHIC]

President's Message

Dear Shareholder:

It's been a busy year for the Liberty Newport International Equity Fund. Effective March 15, 2000, Charles R. Roberts, Michael Ellis and Deborah F. Snee became co-portfolio managers of the Fund, bringing with them a new focus toward long-term growth. In addition, we changed the name of the Fund to better reflect its connection to the Liberty funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. As with the entire family of Liberty funds, it is our goal to help you reach for financial freedom -- however you define it.

The 12-month period ended October 31, 2000, was marked by dramatic shifts in the market. Toward the end of fiscal 1999 and well into 2000, technology and telecommunications stocks were by far the best performers in markets around the globe. Later in the year, investor sentiment shifted as inflation concerns, profit warnings, weakness in the euro, rising oil prices and uncertainty surrounding the November elections caused prices to decline across the globe.

Europe continued to adjust to a new economic environment created by a common currency, the euro. While the euro weakened considerably compared to the U.S. dollar, some important fundamental changes took place in Europe that we believe could create a more attractive investment environment in the future.

In addition, both economic and political concerns in Japan created a challenging environment for many companies, but a few multi-national firms held their own.

Take a look at your Portfolio Managers' Report, which provides specific information about the Fund's performance. For additional information, contact your financial advisor or visit us on the Internet at www.libertyfunds.com. Thank you for investing in the Liberty Newport International Equity Fund and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
December 13, 2000

-------------------------------
 Not FDIC    May Lose Value
 Insured     No Bank Guarantee
-------------------------------

Because economic and market trends change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

>     Markets struggle through a volatile year

      A variety of events ranging from higher interest rates to rising oil prices created instability in international markets during the 12-month period ended October 31, 2000. Both European and Japanese stocks generally struggled through much of this period, creating few significant investment opportunities.

>     Technology, telecommunications stocks lead, then give way

      Technology and telecommunications stocks rose above the pack in world stock markets during the first half of the fiscal year. But just as in the U.S., investors gave up excessive prices for these fast-growth stocks, and beginning in March, they turned to stocks that offered more consistent growth at more reasonable prices.

>     Europe's silver lining

      The new European common currency, the euro, was off to a shaky start from its launch in January 2000. Over time, it declined considerably compared to the U.S. dollar. While this trend took a toll on U.S. investors holding European stocks, a number of favorable developments, such as lower corporate tax rates and higher investor interest in stocks, improved the long-term picture for European equity investments.

>     Emphasis on six industries

      The Fund's current management team concentrated investments in six primary sectors -- technology, telecommunications, business services, consumer companies, financial services and health care.

Net asset value per share
as of 10/31/00

Class A           $12.49
--------------------------
Class B           $12.28
--------------------------
Class C           $12.38
--------------------------
Class Z           $12.56
--------------------------

Distributions declared per
share from 11/1/99 to 10/31/00

Class A           $0.079
--------------------------
Class B           $0.052
--------------------------
Class C           $0.052
--------------------------
Class Z           $0.089
--------------------------

          Liberty Newport International Equity Fund vs. MSCI EAFE (GDP)
                               11/1/99 - 10/31/00

   [Below is a tabular representation of a bar chart in the printed material.]

-----------------------------------------
 Class A shares
 of the Fund,
 without sales charge          MSCI EAFE

     (6.15)%                    (2.40)%
-----------------------------------------

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

Top five holdings as of 10/31/00

Takeda Chemical
Industries       2.7%
-----------------------
Kao              2.5%
-----------------------
Vodafone         2.5%
-----------------------
Secom            2.3%
-----------------------
Allianz          2.2%
-----------------------

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

BOUGHT
--------------------------------------------------------------------------------

Good things are still brewing at Heineken (1.1% of net assets). The Holland-based beer-maker has enjoyed very steady growth and its management has kept a clean balance sheet. Much of the firm's growth can be attributed to its successful acquisition strategy, purchasing then integrating smaller brewers from around the world.

The Japanese pharmaceutical firm Takeda (2.7% of net assets) represents the type of company we look for in Japan. Its management team is quite strong, and the bulk of the company's profits are generated from sales outside of the country, so its success is not highly dependent on the troubled Japanese economy.

A transition year

World markets experienced a significant shift midway through the fiscal year. Amid an environment of rising interest rates and oil prices, equity markets struggled through much of 2000. This provided a difficult backdrop for the Class A shares of the Fund, which registered a negative 6.15% total return, without sales charge, over the 12 months ended October 31, 2000.

One of the most significant events that took place was a rather seismic shift in the market's leadership. Technology and telecommunication stocks, which had enjoyed a strong run in recent years, continued to outpace most other stocks in late 1999 and into the early months of 2000. But by mid-March, the situation changed rather dramatically as investors suddenly replaced these hot growth issues with stocks representing other market sectors with more realistic valuations and sustainable earnings potential.

Investors switched their focus

The market's sudden change of heart proved to be bad news for those technology companies that were having difficulty generating earnings. Instead, investors shifted their preference to stocks of companies that still offered solid growth, but at a more consistent and level rate. These so-called "defensive growth stocks" comprised a variety of industries including financial services, pharmaceutical and energy stocks.

Europe and Japan faced challenges

Most of the Fund's holdings are based in Europe and Japan. Both regions faced challenges during the year. In Europe, the main issue was the rapid decline of the euro, in comparison to the U.S. dollar. This had a negative impact on the returns of our European investments. However, the emergence of the new currency has also paved the way for a number of fundamental changes that should be positive for Europe in the long run. These include declining corporate tax rates, European pension reform and increased cross-border competition. We believe the result should be a boom for investment in Europe over the long term. Japan, on the other hand, continues to struggle, both economically and politically. Nonetheless, we believe selected Japanese firms with a multi-national focus have a strong potential to benefit from economic strength outside of Japan.

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

A focused search for growth

Since March 2000, your Fund's new management team has focused on industries that are believed to have the most attractive growth potential. Those six primary industries include:

o     Business services -- benefiting from a continued trend toward outsourcing

o Consumer -- firms positioned to take advantage of growing worldwide consumer demand

o Financial services -- quickly becoming an attractive growth area due to consolidation

o     Health care -- where demand is increasing due to an aging world population

o Technology -- companies which assume a leading role in this groundbreaking industry

o Telecommunications -- the fast-growing wireless business offers intriguing potential

A "stock picker's" market going forward

Although growth seemed a little easier when high-tech stocks were reaching record levels, that scenario isn't likely to be repeated soon. We believe most economies around the world are likely to show more modest levels of growth. In that environment, the ability to identify companies with strong management that are well-positioned for long-term growth will be critical to our success. We will continue to pursue the Fund's focus on defensive growth stocks, looking for companies that we believe have the ability to deliver consistent earnings growth over time.

World markets will likely be significantly affected by economic events in the United States. If the domestic economy remains strong, foreign stocks could benefit, particularly those included in the portfolio with a multi-national focus. We are particularly confident that the outlook for Europe should improve as the positive fundamental changes discussed above begin to play out. We will continue to work hard to maintain a portfolio that consists of what we believe are the strongest growth stocks available.


/s/ Charles R. Roberts   /s/ Michael Ellis   /s/ Deborah F. Snee

Charles R. Roberts, Michael Ellis and Deborah F. Snee have co-managed the Fund since March 2000. Mr. Roberts is a managing director of Newport Fund Management (Newport), Mr. Ellis is a senior vice president of Newport, and Ms. Snee is a vice president of Newport.

International investing offers significant, long-term growth potential, but also involves certain risks. The Fund may be affected by political, business and economic conditions in the countries in which it invests.

Because the Fund is allowed to invest a higher percentage of its total assets in the securities of a single issuer, it may have an increased risk of loss compared to a similar diversified fund.

Top five countries as
of 10/31/00

Japan            25.1%
------------------------
United Kingdom   17.2%
------------------------
France           12.9%
------------------------
Germany           7.8%
------------------------
Switzerland       7.5%
------------------------

Country breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

BOUGHT
--------------------------------------------------------------------------------

Allianz (2.2% of net assets), a German-based financial services giant, is benefiting from three major trends sweeping Europe: more favorable tax laws that should improve corporate profitability; a wave of consolidation taking place throughout Europe; and a move toward the privatization of European pension plans. Allianz is well positioned to take advantage of these trends.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Performance of a $10,000
investment in all share classes
6/30/92 - 10/31/00

           Without    With
            Sales    Sales
           Charge    Charge
-----------------------------
Class A   $20,487   $19,309
-----------------------------
Class B   $19,321   $19,321
-----------------------------
Class C   $19,365   $19,365
-----------------------------
Class Z   $20,528   $20,528
-----------------------------

Value of an initial $10,000 investment

  [Below is a tabular representation of a line chart in the printed material.]

               -----------------------------------------------------------------
               Class A shares           Class A shares           MSCI EAFE
               with sales charge        without sales charge     (GDP) Index
               -----------------------------------------------------------------
6/30/92        $10,000                  $10,000                  $10,000

10/31/00       $19,309                  $20,487                  $24,423

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

Average Annual Total Returns as of 10/31/00

Share class             A                  B                  C            Z
Inception date        6/8/92             6/8/92             8/1/97      2/16/99
--------------------------------------------------------------------------------
                Without     With   Without    With    Without    With   Without
                 Sales     Sales    Sales    Sales     Sales    Sales    Sales
                 Charge    Charge   Charge   Charge    Charge   Charge   Charge
--------------------------------------------------------------------------------
 One year        (6.15)%  (11.55)%  (6.57)%  (11.22)%  (6.59)%  (7.52)%  (5.71)%
--------------------------------------------------------------------------------
 Five years       9.40      8.12     8.65      8.37     8.70     8.70     9.45
--------------------------------------------------------------------------------
 Life of Fund     9.01      8.24     8.24      8.24     8.27     8.27     9.03
--------------------------------------------------------------------------------

Average Annual Total Returns as of 9/30/00

Share class              A                 B                  C            Z
--------------------------------------------------------------------------------
                Without     With   Without    With    Without    With   Without
                 Sales     Sales    Sales    Sales     Sales    Sales    Sales
                 Charge    Charge   Charge   Charge    Charge   Charge   Charge
--------------------------------------------------------------------------------
 One year         1.24%    (4.58)%   0.75%    (4.25)%   0.66%   (0.34)%   1.76%
--------------------------------------------------------------------------------
 Five years       9.28      8.00     8.53      8.24     8.57     8.57     9.34
--------------------------------------------------------------------------------
 Life of Fund     9.66      8.88     8.89      8.89     8.91     8.91     9.69
--------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter -0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to its inception date.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of Class Z shares) for periods prior to its inception date. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the Class Z shares would have been higher.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Common Stocks - 85.0%                          SHARES   VALUE
--------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 16.8%
Depository Institutions - 8.5%
Banca Fiderum SPA                                130   $ 2,000
Deutsche Bank AG                                  13     1,044
Fortis Bank Nederland (a)                          2       (b)
HSBC Holdings PLC                                 71     1,013
Lloyds TSB Group PLC                              70       713
Nordea AB FDR                                    172     1,297
Standard Chartered PLC                            62       897
Svenska Handelsbanken                             62       971
UBS AG                                             4       575
                                                       -------
                                                         8,510
                                                       -------
Financial Services - 0.7%
Zurich Financial Services                          1       682
                                                       -------
Holding & Other Investment Offices - 0.0%
Fortis - CVG (a)                                   5        19
Fortis, STRIP VVPR                                41       (b)
                                                       -------
                                                            19
                                                       -------
Holding Companies - 0.7%
Fortis (NL) NV                                    22       678
                                                       -------
Insurance Carriers - 6.9%
Aegon NV                                          45     1,788
Allianz AG                                         7     2,212
AXA                                                6       835
CGNU PLC                                          87     1,167
Skandia Forsakrings AB                            52       887
                                                       -------
                                                         6,889
                                                       -------
--------------------------------------------------------------
MANUFACTURING - 40.7%
Chemicals & Allied Products - 16.7%
Altana AG                                          7       896
AstraZeneca Group PLC                             23     1,090
Aventis S.A                                       18     1,306
Aventis S.A                                       10       731
Glaxo Holdings PLC                                35     1,007
Li & Fung Ltd. (a)                               353       656
Roche Holding AG                                 (b)     1,544
Sanofi-Synthelabo SA                              24     1,274
Schering AG                                       17       921
Serono SA Bearer Shares                            1       526
SmithKline Beecham PLC                            83     1,069
Takeda Chemical Industries Ltd.                   41     2,701
UCB SA                                            30     1,084
Yamanouchi Pharmaceutical Co.                     41     1,856
                                                       -------
                                                        16,661
                                                       -------
Cleaning Products & Cosmetics - 4.9%
Christian Dior SA                                 21     1,062
Kao Corp.                                         84     2,517
L'Oreal                                           18     1,347
                                                       -------
                                                         4,926
                                                       -------
Communications Equipment - 5.5%
Ericsson LM, Class B (a)                          84   $ 1,118
Nokia Oyj  (a)                                    42     1,729
Nortel Networks Corp.                             23     1,060
Sony Corp.                                        20     1,566
                                                       -------
                                                         5,473
                                                       -------
Electronic & Electrical Equipment - 1.0%
Spirent PLC                                      101       940
                                                       -------
Electronic Components - 3.5%
Arm Holdings PLC (a)                              40       398
Electrocomponents PLC                             50       499
Murata Manufacturing Co., Ltd.                    12     1,436
Rohm Co., Ltd.                                     2       454
ST Microelectronics N.V                           14       721
                                                       -------
                                                         3,508
                                                       -------
Food & Kindred Products - 4.1%
Groupe Danone (a)                                  7       924
Heineken NV                                       21     1,128
Nestle AG, Registered Shares                       1     2,000
                                                       -------
                                                         4,052
                                                       -------
Machinery & Computer Equipment - 3.6%
Canon, Inc.                                       46     1,825
Check Point Software Technologies Ltd. (a)         3       487
Hitachi Software Engineering Co., Ltd.            10     1,114
Oracle Corp. Japan                                 1       242
                                                       -------
                                                         3,668
                                                       -------
Networking Equipment - 0.4%
Datacraft Asia Ltd.                               66       452
                                                       -------
Printing & Publishing - 1.0%
Singapore Press Holdings Ltd.                     38       550
Wolters Kluwer                                    20       446
                                                       -------
                                                           996
                                                       -------
--------------------------------------------------------------
RETAIL TRADE - 6.6%
Food Stores - 4.9%
Carrefour SA                                      19     1,249
Numico NV                                         39     1,807
Seven-Eleven Japan Co., Ltd.                      29     1,887
                                                       -------
                                                         4,943
                                                       -------
General Merchandise Stores - 1.7%
Ito-En Ltd.                                       24     1,727
                                                       -------
--------------------------------------------------------------
SERVICES - 11.7%
Commercial Services - 4.8%
Hutchison Whampoa Ltd.                            41       509
ISS A/S (a)                                       15       954
Secom Co., Ltd.                                   32     2,282
Securitas AB, Class B                             47       998
                                                       -------
                                                         4,743
                                                       -------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
October 31, 2000
(In thousands)

Common Stocks (continued)                           SHARES   VALUE
-------------------------------------------------------------------
Computer Related Services - 2.5%
Altran Technolgies SA                                  4   $   899
Cap Gemini SA                                          4       702
CMG PLC                                               44       738
Intershop Communication AG (a)                         2       119
                                                           -------
                                                             2,458
                                                           -------
Computer Software - 2.0%
Logica PLC                                            28       813
Olivetti SPA                                         175       531
SAP AG                                                 4       687
                                                           -------
                                                             2,031
                                                           -------
Employment Services - 2.4%
Adecco SA                                              2     1,131
Capita Group PLC                                     129       979
Randstad Holding N.V                                  12       259
                                                           -------
                                                             2,369
                                                           -------
------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
& GAS SERVICES - 9.2%
Communications - 2.5%
Vodafone AirTouch PLC                                597     2,501
                                                           -------
Gas Services - 1.0%
Hong Kong & China Gas Co., Ltd.                      770       973
                                                           -------
Telecommunication - 5.7%
Alcatel (a)                                           11       658
China Mobile (a)                                      66       405
Energis PLC (a)                                       80       670
NTT Domoco, Inc.                                     (b)     1,726
Sonera Group Oyj                                      10       220
Telecom Italia SPA                                   153       834
Telefonica de Espana ADR                              20     1,182
                                                           -------
                                                             5,695
                                                           -------
TOTAL COMMON STOCKS
   (cost of $75,850)                                        84,894
                                                           -------
Warrants - 0.0%
------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
Depository Institutions
Siam Commercial Bank
   Public Co., Ltd. (c) (cost of $0)                  37         3
                                                           -------
Total Investments
   (cost of $75,850) (d)                                    84,897
                                                           -------

                                                     PAR     VALUE
------------------------------------------------------------------

Short Term Obligations - 10.2%
------------------------------------------------------------------

Repurchase agreement with
SBC Warburg Ltd., dated 10/31/00, due 11/01/00
at 6.570%, collateralized by U.S. Treasury
notes with various maturities to 2024,
market value $10,324
(repurchase proceeds $10,219)                    $10,217   $10,217
                                                           -------

Other Assets and Liabilities, Net - 4.8%                     4,816
------------------------------------------------------------------

NET ASSETS - 100%                                          $99,930
                                                           =======

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a)   Non-income producing.
(b)   Rounds to less than one.
(c) Represents fair value as determined in good faith under the direction of the Trustees.
(d)   Cost for federal income tax purposes is $75,853.

    Summary of                                         % of
Securities by Country         Country     Value        Total
--------------------------------------------------------------
Japan                           Ja      $ 21,333        25.1
United Kingdom                  UK        14,571        17.2
France                          Fr        10,977        12.9
Germany                         G          6,610         7.8
Switzerland                     Sz         6,381         7.5
Netherlands                     Ne         5,846         6.9
Sweden                          Sw         5,271         6.2
Italy                           It         3,365         4.0
Hong Kong                       HK         2,544         3.0
Finland                         Fi         1,949         2.3
Belgium                         Be         1,362         1.6
Spain                           Sp         1,182         1.4
Canada                          Ca         1,060         1.2
Singapore                       Si         1,002         1.2
Denmark                         De           954         1.1
United States                                487         0.6
Thailand                        Th             3         0.0
                                        --------       -----
                                        $ 84,897       100.0
                                        --------       -----

      Acronym                           Name
     ---------              -----------------------------
        ADR                  American Depositary Receipt
        FDR                  Foreign Depositary Receipt
       STRIP                Separately Traded Receipt of
                               Interest and Principal

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2000
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $75,850)                       $ 84,897
Short-term obligations                                      10,217
                                                          --------
                                                            95,114
Receivable for:
   Cash including foreign currencies
     (cost of $622)                              $   619
   Investments sold                                2,001
   Fund shares sold                                4,610
   Dividends                                         202
   Interest                                            2
Other                                                 10     7,444
                                                 -------  --------
       Total Assets                                        102,558

Liabilities
Foreign currencies (cost of $744)                    744
Payable for:
   Investments purchased                           1,239
   Fund shares repurchased                           414
Accrued:
   Management fee                                     58
   Transfer agent fee                                 46
   Bookkeeping fee                                     4
   Deferred Trustees' fees                             3
Other                                                120
                                                 -------
   Total Liabilities                                         2,628
                                                          --------
Net Assets                                                $ 99,930
                                                          ========
Net asset value & redemption price per share -
    Class A ($50,939/4,077)                               $  12.49 (a)
                                                          ========
Maximum offering price per share -
    Class A ($12.49/0.9425)                               $  13.25 (b)
                                                          ========
Net asset value & offering price per share -
    Class B ($41,664/3,393)                               $  12.28 (a)
                                                          ========
Net asset value & offering price per share -
    Class C ($1,235/100)                                  $  12.38 (a)
                                                          ========
Net asset value, offering & redemption price
   per share - Class Z ($6,092/485)                       $  12.56
                                                          ========
Composition of Net Assets
Capital paid in                                           $ 88,441
Overdistributed net investment income                          (13)
Accumulated net realized gain                                2,479
Net unrealized appreciation (depreciation) on:
   Investments                                               9,047
   Foreign currency transactions                               (24)
                                                          --------
                                                          $ 99,930
                                                          ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Year Ended October 31, 2000
(In thousands)

Investment Income
Dividends                                                 $  1,822
Interest                                                       684
                                                          --------
   (net of $208 nonreclaimable foreign taxes
   withheld at source)                                       2,506
Expenses
Management fee                                   $   872
Service fee - Class A, Class B, Class C              271
Distribution fee - Class B                           386
Distribution fee - Class C                            10
Transfer agent fee                                   417
Bookkeeping fee                                       50
Registration fee                                      54
Custodian fee                                         85
Audit fee                                             23
Trustees' fee                                         10
Reports to shareholders                               31
Legal fee                                              7
Other                                                 12     2,228
                                                 -------  --------
     Net Investment Income                                     278
                                                          --------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                    15,054
   Foreign currency transactions                    (525)
                                                 -------
       Net Realized Gain                                    14,529
Net change in unrealized appreciation/depreciation
   during the period on:
Investments                                      (14,763)
Foreign currency transactions                         (4)
                                                 -------
   Net Change in Unrealized
     Appreciation/Depreciation                             (14,767)
                                                          --------
   Net Loss                                                   (238)
                                                          --------
Increase in Net Assets from Operations                    $     40
                                                          ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                         Year Ended October 31,
                                                       -------------------------
Increase (Decrease) in Net Assets                           2000       1999 (a)
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                           $     278      $    (172)
Net realized gain (loss)                                  14,529         (6,600)
Net change in unrealized appreciation/
   depreciation                                          (14,767)        26,281
                                                       ---------      ---------
Net Increase from Operations                                  40         19,509

Distributions:
From net investment income - Class A                        (298)            --
From net realized gains - Class A                             (3)        (4,278)
From net investment income - Class B                        (197)            --
From net realized gains - Class B                             (2)        (4,151)
From net investment income - Class C                          (5)            --
From net realized gains - Class C                            (b)            (85)
From net investment income - Class Z                         (36)            --
From net realized gains - Class Z                            (b)             --
                                                       ---------      ---------
                                                            (501)        10,995
                                                       ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A                       632,433        168,531
Value of distributions reinvested - Class A                  269          3,628
Cost of shares repurchased - Class A                    (642,400)      (178,536)
                                                       ---------      ---------
                                                          (9,698)        (6,377)
                                                       ---------      ---------
Receipts for shares sold - Class B                        17,096         15,544
Value of distributions reinvested - Class B                  178          3,730
Cost of shares repurchased - Class B                     (24,686)       (29,662)
                                                       ---------      ---------
                                                          (7,412)       (10,388)
                                                       ---------      ---------
Receipts for shares sold - Class C                         3,895            598
Value of distributions reinvested - Class C                    5             80
Cost of shares repurchased - Class C                      (3,897)          (654)
                                                       ---------      ---------
                                                               3             24
                                                       ---------      ---------
Receipts for shares sold - Class Z                         1,409          5,585
Value of distributions reinvested - Class Z                   37             --
Cost of shares repurchased - Class Z                        (380)          (560)
                                                       ---------      ---------
                                                           1,066          5,025
                                                       ---------      ---------
Net Decrease from Fund
   Share Transactions                                    (16,041)       (11,716)
                                                       ---------      ---------
Total Decrease                                           (16,542)          (721)

Net Assets
Beginning of period                                      116,472        117,193
                                                       ---------      ---------
End of period (net of overdistributed
   net investment income of
   $13 and $690, respectively)                         $  99,930      $ 116,472
                                                       =========      =========
Number of Fund Shares
Sold - Class A                                            44,527         13,331
Issued for distributions reinvested
   - Class A                                                  18            303
Repurchased - Class A                                    (44,789)       (14,061)
                                                       ---------      ---------
                                                            (244)          (427)
                                                       ---------      ---------
Sold - Class B                                             1,214          1,251
Issued for distributions reinvested
   - Class B                                                  12            314
Repurchased - Class B                                     (1,769)        (2,391)
                                                       ---------      ---------
                                                            (543)          (826)
                                                       ---------      ---------
Sold - Class C                                               283             48
Issued for distributions reinvested
   - Class C                                                  (b)             7
Repurchased - Class C                                       (281)           (53)
                                                       ---------      ---------
                                                               2              2
                                                       ---------      ---------
Sold - Class Z                                               103            448
Issued for distributions reinvested
   - Class Z                                                   3             --
Repurchased - Class Z                                        (26)           (43)
                                                       ---------      ---------
                                                              80            405
                                                       ---------      ---------

(a)   Class Z shares were initially offered on February 16, 1999.
(b)   Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 2000

Note 1. Accounting Policies

Organization

Liberty Newport International Equity Fund (the Fund) (formerly Colonial International Horizons Fund), a series of Liberty Funds Trust III, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek preservation of capital, purchasing power and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions include the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
October 31, 2000

exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Fund's average net assets.

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended Octo ber 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $77,756 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $15,152, $147,522 and $374 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 3. Portfolio Information

Investment activity

For the year ended October 31, 2000, purchases and sales of investments, other than short-term obligations, were $59,327,104 and $84,346,692, respectively.

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for federal income tax purposes was:

      Gross unrealized appreciation        $ 16,077,520
      Gross unrealized depreciation          (7,033,550)
                                           ------------
         Net unrealized appreciation       $  9,043,970
                                           ============

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                           Year ended October 31, 2000
                                                    ------------------------------------------
                                                    Class A     Class B     Class C    Class Z
----------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $13.380     $13.190     $13.300    $13.400
                                                    -------     -------     -------    -------
Income from Investment Operations:
Net investment income (loss) (a)                      0.080      (0.024)     (0.026)     0.114
Net realized and unrealized loss                     (0.891)     (0.834)     (0.842)    (0.865)
                                                    -------     -------     -------    -------
     Total from Investment Operations                (0.811)     (0.858)     (0.868)    (0.751)
                                                    -------     -------     -------    -------
Less Distributions Declared to Shareholders:
Net investment income                                (0.078)     (0.051)     (0.051)    (0.088)
From net realized gains                              (0.001)     (0.001)     (0.001)    (0.001)
                                                    -------     -------     -------    -------
     Total Distributions Declared to Shareholders    (0.079)     (0.052)     (0.052)    (0.089)
                                                    -------     -------     -------    -------
Net Asset Value, End of Period                      $12.490     $12.280     $12.380    $12.560
                                                    -------     -------     -------    -------
Total return (b)                                    (6.15)%     (6.57)%     (6.59)%    (5.71)%
                                                    =======     =======     =======    =======
Ratios to Average Net Assets
Expenses (c)                                          1.59%       2.34%       2.34%      1.34%
Net investment income (loss) (c)                      0.56%      (0.19)%     (0.19)%     0.81%
Portfolio turnover                                      56%         56%         56%        56%
Net assets at end of period (000)                   $50,939     $41,664     $ 1,235    $ 6,092

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Federal Income Tax information (unaudited)
For the fiscal year ended October 31, 2000, the Fund designates long-term capital gains of $2,945,099
--------------------------------------------------------------------------------

                                                           Year ended October 31, 1999
                                                    ---------------------------------------------
                                                    Class A     Class B     Class C   Class Z (a)
-------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $12.260     $12.140     $12.240    $11.950
                                                    -------     -------     -------    -------
Income from Investment Operations:
Net investment income (loss) (b)                      0.027      (0.067)     (0.068)     0.076
Net realized and unrealized gain                      2.041       2.015       2.036      1.374
                                                    -------     -------     -------    -------
     Total from Investment Operations                 2.068       1.948       1.968      1.450
                                                    -------     -------     -------    -------
Less Distributions Declared to Shareholders:
From net realized gains                              (0.948)     (0.898)     (0.908)        --
                                                    -------     -------     -------    -------
Net Asset Value, End of Period                      $13.380     $13.190     $13.300    $13.400
                                                    =======     =======     =======    =======
Total return (c)                                     17.77%      16.85%      16.90%     12.13%(d)
                                                    =======     =======     =======    =======
Ratios to Average Net Assets
Expenses (e)                                          1.64%       2.39%       2.39%      1.37%(f)
Net investment income (e)                             0.21%     (0.54)%     (0.54)%      0.85%(f)
Portfolio turnover                                      43%         43%         43%        43%
Net assets at end of period (000)                   $57,814     $51,930      $1,299     $5,429

(a) Class Z shares were initially offered on February 16, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                      Year ended October 31, 1998
                                                    -------------------------------
                                                    Class A     Class B     Class C
-----------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $15.260     $15.070     $15.220
                                                    -------     -------     -------
Income from Investment Operations:
Net investment income (loss) (a)                      0.032      (0.062)     (0.061)
Net realized and unrealized loss                     (0.222)     (0.208)     (0.181)
                                                    -------     -------     -------
     Total from Investment Operations                (0.190)     (0.270)     (0.242)
                                                    -------     -------     -------
Less Distributions Declared to Shareholders:
Net investment income                                (0.074)         --      (0.039)
In excess of net investment income                   (0.076)         --      (0.039)
From net realized gains                              (2.660)     (2.660)     (2.660)
                                                    -------     -------     -------
     Total Distributions Declared to Shareholders    (2.810)     (2.660)     (2.738)
                                                    -------     -------     -------
Net Asset Value, End of Period                      $12.260     $12.140     $12.240
                                                    =======     =======     =======
Total return (b)                                    (1.14)%     (1.76)%     (1.53)%
                                                    =======     =======     =======
Ratios to Average Net Assets
Expenses (c)                                          1.68%       2.43%       2.43%
Net investment income (loss) (c)                      0.24%     (0.51)%     (0.51)%
Portfolio turnover                                     100%        100%        100%
Net assets at end of period (000)                   $58,213     $57,809     $ 1,171

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                       Year ended October 31, 1997
                                                    ---------------------------------
                                                    Class A     Class B   Class C (a)
-------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $14.320     $14.230     $15.910
                                                    -------     -------     -------
Income from Investment Operations:
Net investment income (loss) (b)                      0.098      (0.011)     (0.017)
Net realized and unrealized gain (loss)               2.296       2.275      (0.673) (c)
                                                    -------     -------     -------
     Total from Investment Operations                 2.394       2.264      (0.690)
                                                    -------     -------     -------
Less Distributions Declared to Shareholders:
Net investment income                                (0.030)         --          --
From net realized gains                              (1.424)     (1.424)         --
                                                    -------     -------     -------
     Total Distributions Declared to Shareholders    (1.454)     (1.424)         --
                                                    -------     -------     -------
Net Asset Value, End of Period                      $15.260     $15.070     $15.220
                                                    =======     =======     =======
Total return (d)                                     17.87%      16.98%     (4.34)% (e)
                                                    =======     =======     =======
Ratios to Average Net Assets
Expenses (f)                                          1.62%       2.37%       2.39% (g)
Net investment income (loss) (f)                      0.67%      (0.08)%    (0.42)% (g)
Portfolio turnover                                      67%         67%         67%
Net assets at end of period (000)                   $34,645     $26,817     $   103

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)   Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                      Year ended October 31, 1996
                                                      ---------------------------
                                                        Class A         Class B
---------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                   $12.430         $12.380
                                                        -------         -------
Income from Investment Operations:
Net investment income (loss) (a)                          0.075          (0.026)
Net realized and unrealized gain                          2.525           2.506
                                                        -------         -------
     Total from Investment Operations                     2.600           2.480
                                                        -------         -------
Less Distributions Declared to Shareholders:
Net investment income                                    (0.080)             --
                                                        -------         -------
From net realized gains                                  (0.630)         (0.630)
                                                        -------         -------
     Total Distributions Declared to Shareholders        (0.710)         (0.630)
                                                        -------         -------
Net Asset Value - End of Period                         $14.320         $14.230
                                                        =======         =======
Total return (b)                                         21.69%          20.70%
                                                        =======         =======
Ratios to Average Net Assets
Expenses (c)                                              1.61%           2.36%
Net investment income (loss) (c)                          0.56%         (0.19)%
Portfolio turnover                                          84%             84%
Net assets at end of period (000)                       $36,655         $25,482

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Liberty Funds Trust III and the Shareholders of Liberty Newport International Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Newport International Horizons Fund (the "Fund") (formerly Colonial International Horizons Fund), a series of Liberty Funds Trust III, at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer

Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report

The Transfer Agent for Liberty Newport International Equity Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport International Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Newport International Equity Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

--------------------------------------------------------------------------------
                         L    I    B    E    R    T    Y
                         ---------------------------------
                                             F  U  N  D  S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON          A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR        Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
[Logo] KEYPORT A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

-----------------------------------------------------------------
LIBERTY NEWPORT INTERNATIONAL EQUITY FUND         Annual Report
-----------------------------------------------------------------

[LOGO] L   I   B   E   R   T   Y
       ----------------------------
                      F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                            --------------------
                                                             PRESORTED STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20
                                                            --------------------

                                                782-02/533D-1000 (12/00) 00/2263

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

--------------------------------------------------------------------------------
                         L    I    B    E    R    T    Y
                         ---------------------------------
                                             F  U  N  D  S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON          A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR        Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
[Logo] KEYPORT A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

-----------------------------------------------------------------
LIBERTY NEWPORT INTERNATIONAL EQUITY FUND         Annual Report
-----------------------------------------------------------------

[LOGO] L   I   B   E   R   T   Y
       ----------------------------
                      F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                                                782-02/533D-1000 (12/00) 00/2263

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

--------------------------------------------------------------------------------
                         L    I    B    E    R    T    Y
                         ---------------------------------
                                             F  U  N  D  S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON          A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR        Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
[Logo] KEYPORT A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

-----------------------------------------------------------------
LIBERTY NEWPORT INTERNATIONAL EQUITY FUND         Annual Report
-----------------------------------------------------------------

[LOGO] L   I   B   E   R   T   Y
       ----------------------------
                      F  U  N  D  S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                782-02/533D-1000 (12/00) 00/2263